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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 95.1%
430,793		ING Clarion Global Real Estate Portfolio - Class I		$4,070,990
493,885		ING Growth and Income Portfolio - Class I		10,070,306
4,039,202		ING Intermediate Bond Portfolio - Class I		48,268,465
1,594,421		ING International Index Portfolio - Class I		13,201,805
425,048		ING MidCap Opportunities Portfolio - Class I		4,101,715
252,104		ING Small Company Portfolio - Class I		4,063,922
1,207,870		ING Tactical Asset Allocation Fund - Class I		10,158,183
		Total Investments in Affiliated Investment Companies
		(Cost $91,931,741)		93,935,386
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 4.8%
4,771,273		ING Institutional Prime Money Market Fund - Class I		4,771,273
		Total Short-Term Investments
		(Cost $4,771,273)		4,771,273
		Total Investments in Affiliated Investment Companies
		(Cost $96,703,014)*	99.9%	$98,706,659
		Other Assets and Liabilities - Net	0.1	128,020
		Net Assets	100.0%	$98,834,679

	*	Cost for federal income tax purposes is $104,354,567.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,691,650
		Gross Unrealized Depreciation		(9,339,558)
		Net Unrealized Depreciation		$(5,647,908)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$93,935,386	$—	$—	$93,935,386
Short-Term Investments	4,771,273	—	—	4,771,273
Total Investments, at value	$98,706,659	$—	$—	$98,706,659

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.1%
924,231		ING Clarion Global Real Estate Portfolio - Class I		$8,733,988
1,864,601		ING Growth and Income Portfolio - Class I		38,019,205
1,801,881		ING Intermediate Bond Portfolio - Class I		21,532,473
5,262,560		ING International Index Portfolio - Class I		43,573,999
1,641,577		ING MidCap Opportunities Portfolio - Class I		15,841,220
973,548		ING Small Company Portfolio - Class I		15,693,601
3,109,415		ING Tactical Asset Allocation Fund - Class I		26,150,183
		Total Investments in Affiliated Investment Companies
		(Cost $174,842,135)		169,544,669
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Mutual Fund: 1.9%
3,274,318		ING Institutional Prime Money Market Fund - Class I		3,274,318
		Total Short-Term Investments
		(Cost $3,274,318)		3,274,318
		Total Investments in Affiliated Investment Companies
		(Cost $178,116,453)*	100.0%	$172,818,987
		Other Assets and Liabilities - Net	(0.0)	(82,336)
		Net Assets	100.0%	$172,736,651

	*	Cost for federal income tax purposes is $183,719,727.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,748,084
		Gross Unrealized Depreciation		(21,648,824)
		Net Unrealized Depreciation		$(10,900,740)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$169,544,669	$—	$—	$169,544,669
Short-Term Investments	3,274,318	—	—	3,274,318
Total Investments, at value	$172,818,987	$—	$—	$172,818,987

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.2%
924,976		ING Clarion Global Real Estate Portfolio - Class I		$8,741,021
1,102,720		ING Growth and Income Portfolio - Class I		22,484,455
4,439,345		ING Intermediate Bond Portfolio - Class I		53,050,169
4,213,462		ING International Index Portfolio - Class I		34,887,465
1,095,238		ING MidCap Opportunities Portfolio - Class I		10,569,048
649,540		ING Small Company Portfolio - Class I		10,470,581
3,111,919		ING Tactical Asset Allocation Fund - Class I		26,171,238
		Total Investments in Affiliated Investment Companies
		(Cost $167,918,503)		166,373,977
SHORT-TERM INVESTMENTS: 2.8%
		Affiliated Mutual Fund: 2.8%
4,915,921		ING Institutional Prime Money Market Fund - Class I		4,915,921
		Total Short-Term Investments
		(Cost $4,915,921)		4,915,921
		Total Investments in Affiliated Investment Companies
		(Cost $172,834,424)*	100.0%	$171,289,898
		Other Assets and Liabilities - Net	(0.0)	(75,125)
		Net Assets	100.0%	$171,214,773

	*	Cost for federal income tax purposes is $185,651,105.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,551,977
		Gross Unrealized Depreciation		(21,913,184)
		Net Unrealized Depreciation		$(14,361,207)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$166,373,977	$—	$—	$166,373,977
Short-Term Investments	4,915,921	—	—	4,915,921
Total Investments, at value	$171,289,898	$—	$—	$171,289,898

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010